Schedule of investments
Delaware Premium Income Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 120.58%♦
Communication Services — 8.76%
Alphabet Class A ~, †	16,900	$ 1,491,087
Comcast Class A ~	27,600	965,172
Meta Platforms Class A ~, †	5,900	710,006
Verizon Communications ~	13,300	524,020
		3,690,285
Consumer Discretionary — 12.89%
Booking Holdings ~, †	700	1,410,696
Darden Restaurants ~	6,400	885,312
Home Depot ~	5,900	1,863,574
Whirlpool ~	9,000	1,273,140
		5,432,722
Consumer Staples — 8.76%
Constellation Brands Class A ~	6,400	1,483,200
Costco Wholesale ~	1,000	456,500
Mondelez International Class A ~	22,700	1,512,955
Sysco ~	3,100	236,995
		3,689,650
Energy — 9.14%
Chevron ~	12,300	2,207,727
Exxon Mobil ~	14,900	1,643,470
		3,851,197
Financials — 16.10%
American Express ~	9,300	1,374,075
Bank of America ~	44,200	1,463,904
BlackRock ~	3,200	2,267,616
JPMorgan Chase & Co. ~	12,500	1,676,250
		6,781,845
Healthcare — 13.16%
Bristol-Myers Squibb ~	17,700	1,273,515
Medtronic ~	12,000	932,640
Pfizer ~	41,000	2,100,840
Stryker ~	2,900	709,021
UnitedHealth Group ~	1,000	530,180
		5,546,196
Industrials — 16.00%
Boeing ~, †	9,200	1,752,508
CSX ~	59,200	1,834,016
Lockheed Martin ~	2,800	1,362,172
Raytheon Technologies ~	14,600	1,473,432
United Rentals ~, †	900	319,878
		6,742,006
Information Technology — 30.14%
Apple ~	12,700	1,650,111
Broadcom ~	3,300	1,845,129
Cisco Systems ~	39,600	1,886,544
Corning ~	48,200	1,539,508
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Microsoft ~	9,800	$ 2,350,236
Oracle ~	12,100	989,054
Texas Instruments ~	6,600	1,090,452
Visa Class A ~	6,500	1,350,440
		12,701,474
Materials — 2.18%
PPG Industries ~	7,300	917,902
		917,902
Utilities — 3.45%
NextEra Energy ~	17,400	1,454,640
		1,454,640
Total Common Stocks (cost $45,061,358)		50,807,917

Short-Term Investments — 3.37%
Money Market Mutual Funds — 3.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	354,993	354,993
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	354,994	354,994
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	354,994	354,994
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	354,993	354,993
Total Short-Term Investments (cost $1,419,974)		1,419,974
Total Value of Securities Before Options Written—123.95% (cost $46,481,332)		52,227,891
	Number of contracts
Options Written — (23.70%)
Equity Call Options — (23.70%)
Alphabet, strike price $82, expiration date 1/19/24, notional amount $(401,800)	(49)	(89,670)
Alphabet, strike price $86, expiration date 1/19/24, notional amount $(344,000)	(40)	(64,500)
NQ-FIQ [12/22] 2/23 (2741991)    1

Schedule of investments
Delaware Premium Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Alphabet, strike price $95, expiration date 6/16/23, notional amount $(760,000)	(80)	$ (51,400)
American Express, strike price $135, expiration date 6/16/23, notional amount $(1,255,500)	(93)	(205,297)
Apple, strike price $115, expiration date 6/16/23, notional amount $(690,000)	(60)	(139,650)
Apple, strike price $145, expiration date 3/17/23, notional amount $(971,500)	(67)	(20,770)
Bank of America, strike price $28, expiration date 1/19/24, notional amount $(1,237,600)	(442)	(341,445)
BlackRock, strike price $540, expiration date 6/16/23, notional amount $(432,000)	(8)	(150,160)
BlackRock, strike price $610, expiration date 6/16/23, notional amount $(1,464,000)	(24)	(313,440)
Boeing, strike price $140, expiration date 6/16/23, notional amount $(770,000)	(55)	(320,100)
Boeing, strike price $150, expiration date 9/15/23, notional amount $(555,000)	(37)	(201,743)
Booking Holdings, strike price $1,520, expiration date 6/16/23, notional amount $(760,000)	(5)	(290,175)
Booking Holdings, strike price $2,100, expiration date 1/20/23, notional amount $(420,000)	(2)	(6,980)
Bristol-Myers Squibb, strike price $70, expiration date 1/19/24, notional amount $(1,239,000)	(177)	(148,238)
Broadcom, strike price $400, expiration date 6/16/23, notional amount $(1,320,000)	(33)	(564,300)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Chevron, strike price $150, expiration date 6/16/23, notional amount $(1,845,000)	(123)	$ (432,345)
Cisco Systems, strike price $37.5, expiration date 6/16/23, notional amount $(1,485,000)	(396)	(433,620)
Comcast, strike price $27.5, expiration date 6/16/23, notional amount $(759,000)	(276)	(230,460)
Constellation Brands, strike price $205, expiration date 6/16/23, notional amount $(1,312,000)	(64)	(228,800)
Corning, strike price $30, expiration date 1/19/24, notional amount $(1,446,000)	(482)	(253,050)
Costco Wholesale, strike price $420, expiration date 1/19/24, notional amount $(420,000)	(10)	(83,750)
CSX, strike price $27.5, expiration date 1/19/24, notional amount $(1,628,000)	(592)	(372,960)
Darden Restaurants, strike price $125, expiration date 4/21/23, notional amount $(800,000)	(64)	(112,960)
Exxon Mobil, strike price $75, expiration date 6/16/23, notional amount $(1,117,500)	(149)	(541,987)
Home Depot, strike price $290, expiration date 1/19/24, notional amount $(1,711,000)	(59)	(336,152)
JPMorgan Chase & Co., strike price $105, expiration date 6/16/23, notional amount $(420,000)	(40)	(126,600)
JPMorgan Chase & Co., strike price $110, expiration date 6/16/23, notional amount $(935,000)	(85)	(232,900)

2    NQ-FIQ [12/22] 2/23 (2741991)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Lockheed Martin, strike price $360, expiration date 6/16/23, notional amount $(1,008,000)	(28)	$ (375,060)
Medtronic, strike price $70, expiration date 1/19/24, notional amount $(189,000)	(27)	(37,935)
Medtronic, strike price $77.5, expiration date 6/16/23, notional amount $(720,750)	(93)	(59,055)
Meta Platforms, strike price $120, expiration date 6/16/23, notional amount $(708,000)	(59)	(112,100)
Microsoft, strike price $225, expiration date 6/16/23, notional amount $(810,000)	(36)	(114,480)
Microsoft, strike price $230, expiration date 1/19/24, notional amount $(828,000)	(36)	(146,970)
Microsoft, strike price $235, expiration date 6/16/23, notional amount $(611,000)	(26)	(67,340)
Mondelez International, strike price $55, expiration date 6/16/23, notional amount $(1,248,500)	(227)	(299,640)
NextEra Energy, strike price $72.5, expiration date 6/16/23, notional amount $(870,000)	(120)	(172,200)
NextEra Energy, strike price $75, expiration date 1/19/24, notional amount $(405,000)	(54)	(84,780)
Oracle, strike price $70, expiration date 6/16/23, notional amount $(847,000)	(121)	(180,290)
Pfizer, strike price $45, expiration date 6/16/23, notional amount $(1,845,000)	(410)	(326,975)
PPG Industries, strike price $95, expiration date 5/19/23, notional amount $(693,500)	(73)	(243,820)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Raytheon Technologies, strike price $80, expiration date 6/16/23, notional amount $(400,000)	(50)	$ (115,500)
Raytheon Technologies, strike price $85, expiration date 1/19/24, notional amount $(408,000)	(48)	(108,360)
Raytheon Technologies, strike price $85, expiration date 6/16/23, notional amount $(408,000)	(48)	(90,480)
Stryker, strike price $180, expiration date 3/17/23, notional amount $(522,000)	(29)	(194,880)
Sysco, strike price $70, expiration date 1/19/24, notional amount $(217,000)	(31)	(39,680)
Texas Instruments, strike price $145, expiration date 6/16/23, notional amount $(580,000)	(40)	(108,300)
Texas Instruments, strike price $150, expiration date 1/19/24, notional amount $(390,000)	(26)	(79,495)
United Rentals, strike price $210, expiration date 3/17/23, notional amount $(189,000)	(9)	(133,290)
UnitedHealth Group, strike price $440, expiration date 6/16/23, notional amount $(440,000)	(10)	(105,925)
Verizon Communications, strike price $32, expiration date 7/21/23, notional amount $(425,600)	(133)	(102,743)
Visa, strike price $180, expiration date 6/16/23, notional amount $(828,000)	(46)	(169,280)
Visa, strike price $185, expiration date 6/16/23, notional amount $(351,500)	(19)	(62,605)

NQ-FIQ [12/22] 2/23 (2741991)    3

Schedule of investments
Delaware Premium Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Whirlpool, strike price $135, expiration date 6/16/23, notional amount $(1,215,000)	(90)	$ (160,200)
Total Options Written (premium received $10,537,195)		(9,984,835)

Liabilities Net of Receivables and Other Assets—(0.25%)		(106,426)
Net Assets Applicable to 4,050,579 Shares Outstanding—100.00%		$42,136,630

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral for outstanding options written.
†	Non-income producing security.

4    NQ-FIQ [12/22] 2/23 (2741991)